BUSINESS COMBINATION (Details 1) - Datapath Inc [Member] $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets Acquired	$ 16,454
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets Acquired	$ 10,922
Average expected useful life	15 years
Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets Acquired	$ 1,193
Average expected useful life	8 years
Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets Acquired	$ 1,775
Average expected useful life	15 years
Backlog [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets Acquired	$ 2,564
Average expected useful life	1 year 3 months